ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE
NOTE 8:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2010	2011

Employees and payroll accruals	$75	$253
Government authorities	494	640
Accrued vacation pay	200	147
Advance on account of sale of an affiliate	369	369
Accrued expenses	841	1,071
Other	13	-

	$1,992	$2,480